Vanguard Prime Money Market Fund Summary Prospectus
Vanguard Federal Money Market Fund Summary Prospectus

Supplement to the Summary Prospectus Dated December 23, 2009

Add “(revised April 9, 2010)” to the front cover following “December 23, 2009.”

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Vanguard Marketing Corporation, Distributor.	SPS30 042010